Charter arrangements - Summary of vessel employment (Details)	12 Months Ended
Dec. 31, 2017
DHT Amazon | VLCC
Vessel employment
Type of Employment	Time Charter
Expiry	Q4 2018
DHT Bauhinia | VLCC
Vessel employment
Type of Employment	Spot
DHT China | VLCC
Vessel employment
Type of Employment	Time Charter
Expiry	Q2 2021
DHT Condor | VLCC
Vessel employment
Type of Employment	Spot
DHT Edelweiss | VLCC
Vessel employment
Type of Employment	Spot
DHT Europe | VLCC
Vessel employment
Type of Employment	Time Charter
Expiry	Q1 2019
DHT Falcon | VLCC
Vessel employment
Type of Employment	Spot
DHT Hawk | VLCC
Vessel employment
Type of Employment	Spot
DHT Jaguar | VLCC
Vessel employment
Type of Employment	Spot
DHT Lake | VLCC
Vessel employment
Type of Employment	Spot
DHT Leopard | VLCC
Vessel employment
Type of Employment	Spot
DHT Lion | VLCC
Vessel employment
Type of Employment	Spot
DHT Lotus | VLCC
Vessel employment
Type of Employment	Spot
DHT Opal | VLCC
Vessel employment
Type of Employment	Spot
DHT Panther | VLCC
Vessel employment
Type of Employment	Spot
DHT Peony | VLCC
Vessel employment
Type of Employment	Time Charter
Expiry	Q4 2018
DHT Puma | VLCC
Vessel employment
Type of Employment	Spot
DHT Raven | VLCC
Vessel employment
Type of Employment	Spot
DHT Redwood | VLCC
Vessel employment
Type of Employment	Time Charter
Expiry	Q1 2018
DHT Scandinavia | VLCC
Vessel employment
Type of Employment	Spot
DHT Sundarbans | VLCC
Vessel employment
Type of Employment	Spot
DHT Taiga | VLCC
Vessel employment
Type of Employment	Spot
DHT Tiger | VLCC
Vessel employment
Type of Employment	Spot
DHT Utik | VLCC
Vessel employment
Type of Employment	Spot
DHT Cathy | Aframax
Vessel employment
Type of Employment	Time Charter
Expiry	Q2 2018
DHT Sophie | Aframax
Vessel employment
Type of Employment	Spot